PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	As of March 31,
	2012	2013
	$	$
At cost:
Machinery and equipment	12,050	12,124
Furniture and fixtures	475	444
Leasehold improvements	483	483
Motor vehicles	87	87

Total	13,095	13,138
Less: Accumulated depreciation and impairment	(11,068)	(11,369)

Property, plant and equipment, net	2,027	1,769

Depreciation expense incurred for the years ended March 31, 2011, 2012 and 2013 were $659, $670 and $586, respectively.

Net book value of machinery and equipment held under capital leases were as follows:

	As of March 31,
	2012	2013
	$	$

Machinery and equipment, at cost	44	-
Less: Accumulated depreciation	(18)	-

Net book value	26	-

Depreciation of machinery and equipment held under capital leases, which is included in depreciation expense were $27, $4 and nil for the years ended March 31, 2011, 2012 and 2013, respectively.